Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	S/ 72,723	S/ 90,193
Trade and other receivables, net	131,168	99,688
Income tax prepayments	7,736	4,485
Inventories	773,997	791,074
Prepayments	6,872	6,809
Total current assets	992,496	992,249
Non-current assets
Trade and other receivables, net	43,224	43,397
Financial investments designated at fair value through other comprehensive income	239	249
Property, plant and equipment, net	2,031,139	2,099,351
Intangible assets, net	63,596	62,920
Goodwill	4,459	4,459
Deferred income tax assets	21,816	11,428
Right of use assets	9,023	7,609
Other assets	51	73
Total non-current assets	2,173,547	2,229,486
Total assets	3,166,043	3,221,735
Current liabilities
Trade and other payables	242,051	231,511
Financial obligations	458,346	383,146
Lease liabilities	2,958	3,999
Income tax payable	17,937	14,222
Provisions	44,263	56,510
Total current liabilities	765,555	689,388
Non-current liabilities
Financial obligations	1,034,845	1,189,880
Lease liabilities	6,462	4,130
Provisions	28,146	27,453
Deferred income tax liabilities	117,937	120,876
Total non-current liabilities	1,187,390	1,342,339
Total liabilities	1,952,945	2,031,727
Equity
Capital stock	423,868	423,868
Investment shares	40,279	40,279
Investment shares held in treasury	(121,258)	(121,258)
Additional paid-in capital	432,779	432,779
Legal reserve	168,636	168,636
Other accumulated comprehensive loss	(16,551)	(16,290)
Retained earnings	285,345	261,994
Total equity	1,213,098	1,190,008
Total liabilities and equity	S/ 3,166,043	S/ 3,221,735